Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001066980
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2011
Prospectus Date	rr_ProspectusDate	May 01, 2011
Vantagepoint Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vprjx_SupplementTextBlock

THE VANTAGEPOINT FUNDS

Supplement dated July 1, 2011 to the Prospectus dated May 1, 2011

This supplement changes the disclosure in the Prospectus and provides new information that should

be read together with the Prospectus.

Vantagepoint Diversifying Strategies Fund

Fund Fees & Expenses	vprjx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The expenses of the Vantagepoint Diversifying Strategies Fund (the “Fund”) have decreased, as shown in the table below. This decrease is attributed to the imposition of a fee waiver by Mellon Capital Management Corporation, one of the Fund’s subadvisers, effective May 1, 2011 through April 30, 2014. Accordingly, the subsections titled Annual Fund Operating Expenses and Example, found in the Fund Fees & Expenses section on page 27 of the Prospectus, is replaced with the following:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.10%
Subadviser fees	rr_Component1OtherExpensesOverAssets	0.37%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.82%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2014 and, therefore, is reflected only in the 1 year and 3 year examples. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	263
5 years	rr_ExpenseExampleYear05	470
10 years	rr_ExpenseExampleYear10	1,070

[1]	One of the Fund's subadvisers, Mellon Capital Management Corporation has contractually agreed to waive a portion of its subadvisory fees beginning May 1, 2011 through April 30, 2014.